SEGMENT INFORMATION (Details) (10-Q) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	$ 8,725	$ 9,349	$ 26,822	$ 28,806	$ 37,723	$ 36,957
Cost of goods sold	7,955	7,473	23,808	23,426	31,651	29,386
Gross profit	770	1,876	3,014	5,380	6,072	7,571
Depreciation and amortization (in selling, general and administrative)	(302)	(521)	(951)	(1,691)	(2,062)	(2,651)
Intersegment fees		0		0	0	0
Impairment of property		0	(300)	(1,069)	(1,069)	(1,592)
Other operating expense	(3,132)	(2,709)	(8,774)	(9,229)	(11,628)	(14,712)
Loss from operations	(2,664)	(1,354)	(6,711)	(6,609)	(8,687)	(9,584)
Net loss attributable to RiceBran Technologies shareholders	(2,071)	(368)	(9,851)	(9,398)	(9,509)	(10,099)
Interest expense	1,084	498	2,879	1,303	1,926	1,763
Depreciation (in costs of goods sold)	675	578	2,024	1,932	2,550	2,329
Purchases of property	1,051	2,031	2,301	5,824	6,482	6,867
Segment information for selected balance sheet accounts [Abstract]
Inventories	1,560		1,560		1,994
Property, net (variable interest entity restricted $5,231 and $5,757)	25,820		25,820		28,457	27,995
Goodwill	4,331		4,331		4,773	5,240
Intangible assets, net	1,690		1,690		2,575	3,928
Total assets	41,826		41,826		47,006	52,232
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,725	9,349	26,822	28,806	37,723	36,957
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,052	2,685	9,714	8,501
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,048	4,626	13,845	14,397
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,625	2,038	3,263	5,908	3,280	8,638
Corporate [Member]
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0
Gross profit	0	0	0	0	0	0
Depreciation and amortization (in selling, general and administrative)	(6)	(175)	(17)	(246)	(197)	(119)
Intersegment fees		57		169	347	(439)
Impairment of property		0		0	0	(240)
Other operating expense	(1,292)	(836)	(3,627)	(3,559)	(4,768)	(5,556)
Loss from operations	(1,298)	(954)	(3,644)	(3,636)	(4,618)	(6,354)
Net loss attributable to RiceBran Technologies shareholders	(1,433)	(220)	(8,255)	(7,229)	(7,046)	(6,875)
Interest expense	666	173	1,541	494	743	619
Depreciation (in costs of goods sold)	0	0	0	0	0	0
Purchases of property	6	0	12	0	1	0
Segment information for selected balance sheet accounts [Abstract]
Inventories	0		0		0
Property, net (variable interest entity restricted $5,231 and $5,757)	59		59		36	263
Goodwill	0		0		0	0
Intangible assets, net	0		0		0	0
Total assets	3,328		3,328		3,201	4,672
USA [Member]
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	3,065	3,065	9,099	9,629	12,633	10,700
Cost of goods sold	2,332	2,184	6,895	6,737	8,946	7,566
Gross profit	733	881	2,204	2,892	3,687	3,134
Depreciation and amortization (in selling, general and administrative)	(119)	(145)	(358)	(784)	(1,006)	(1,306)
Intersegment fees		0		0	0	0
Impairment of property		0		(1,069)	(1,069)	(1,352)
Other operating expense	(622)	(662)	(1,743)	(1,959)	(2,364)	(3,728)
Loss from operations	(8)	74	103	(920)	(752)	(1,452)
Net loss attributable to RiceBran Technologies shareholders	(8)	73	103	(937)	(770)	(1,631)
Interest expense	0	0	0	17	17	180
Depreciation (in costs of goods sold)	207	179	665	714	899	993
Purchases of property	19	6	147	72	150	98
Segment information for selected balance sheet accounts [Abstract]
Inventories	885		885		764
Property, net (variable interest entity restricted $5,231 and $5,757)	7,442		7,442		8,731	11,899
Goodwill	0		0		0	0
Intangible assets, net	836		836		1,133	1,612
Total assets	10,122		10,122		11,609	14,219
Brazil [Member]
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	5,660	6,284	17,723	19,177	25,090	26,257
Cost of goods sold	5,623	5,289	16,913	16,689	22,705	21,820
Gross profit	37	995	810	2,488	2,385	4,437
Depreciation and amortization (in selling, general and administrative)	(177)	(201)	(576)	(661)	(859)	(1,226)
Intersegment fees		(57)		(169)	(347)	439
Impairment of property		0		0	0	0
Other operating expense	(1,218)	(1,211)	(3,404)	(3,711)	(4,496)	(5,428)
Loss from operations	(1,358)	(474)	(3,170)	(2,053)	(3,317)	(1,778)
Net loss attributable to RiceBran Technologies shareholders	(630)	(221)	(1,699)	(1,232)	(1,693)	(1,593)
Interest expense	418	325	1,338	792	1,166	964
Depreciation (in costs of goods sold)	468	399	1,359	1,218	1,651	1,336
Purchases of property	1,026	2,025	2,142	5,752	6,331	6,769
Segment information for selected balance sheet accounts [Abstract]
Inventories	675		675		1,230
Property, net (variable interest entity restricted $5,231 and $5,757)	18,319		18,319		19,690	15,833
Goodwill	4,331		4,331		4,773	5,240
Intangible assets, net	854		854		1,442	2,316
Total assets	$ 28,376		$ 28,376		$ 32,196	$ 33,341